                                                        Registration No. 2-65330
                                                        ICA No. 811-2953

                         AS FILED ON December 13, 1995

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

Pre-Effective Amendment No.                                                  / /

Post-Effective Amendment No. 19                                              / /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

Amendment No. 20

                      JOHN HANCOCK CASH MANAGEMENT FUND
              (Exact Name of Registrant as Specified in Charter)

            101 Huntington Avenue, Boston, Massachusetts 02199-7603
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:             (617) 375-1700

                             Thomas H. Drohan, Esq.
                          John Hancock Advisers, Inc.
            101 Huntington Avenue, Boston, Massachusetts 02199-7603
                    (Name and Address of Agent for Service)

                                   ----------

                                   Copies to:


        It is proposed that this filing will become effective:
/X/     immediately upon filing pursuant to paragraph (b)

/ /     on (date) pursuant to paragraph (b)

/ /     60 days after filing pursuant to paragraph (a)

/ /     on (date) pursuant to paragraph (a) of rule 485

        Pursuant to Rule 24f-2(b)(3) under the Investment Company Act of 1940, registrant hereby terminates its Declaration previously filed under said Rule 24f-2.
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Registrant has filed a Declaration pursuant to Rule 24f-2 under the Investment
Company Act of 1940. On November 8, 1995, the Registrant filed its final Rule 24f2 Notice. The sole purpose of this Post-Effective Amendment is to terminate, pursuant to Rule 24f-2(b)(3), registrant's prior Rule 24f-2 Declaration, in as much as registrant has ceased its operations.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the registrant certifies that it meets all of the requirements for effectiveness of this registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 13th day of December 1995.

                                        JOHN HANCOCK CASH
                                        MANAGEMENT TRUST



                                        By:             *
                                            -------------------------------
                                            Edward J. Boudreau, Jr.
                                            Chairman

        Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                 Title                            Date
     ---------                 -----                            ----
        *                       Chairman
-----------------------    (Principal Executive
Edward J. Boudreau, Jr.         Officer)



/s/James B. Little        Senior Vice President and     December 13, 1995
-----------------------    Chief Financial Officer
James B. Little           (Principal Financial and
                             Accounting Officer)

        *
--------------------            Trustee
Dennis S. Aronowitz

        *
--------------------            Trustee
Richard P. Chapman

        *
--------------------            Trustee
William J. Cosgrove

        *
--------------------            Trustee
Gail D. Fosler

        *
--------------------            Trustee
Bayard Henry

        *
--------------------            Trustee
Richard S. Scipione

        *
--------------------            Trustee
Edward J. Spellman


/s/Thomas H. Drohan                                     December 13, 1995
-----------------------
*By:  Thomas H. Drohan
     (Attorney-in-Fact)